Fair Value Measurements - Assumptions used for the fair value calculations of the warrants (Details)	Dec. 31, 2019	Jul. 03, 2019
Standard deviation [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	110.00	110.00
Annual risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	1.66	1.71
Required return on equity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	19.90	19.90
Expected life in years [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	4.50	5.00
Annual turnover rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	0.00	0.00
Period risk-free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding, measurement input	0.08	0.08